T. ROWE PRICE Retirement 2025 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 37 .6%
T. Rowe Price Funds:
New Income Fund  1,978,285 300,676 253,768 208,509,429 1,937,053
Limited Duration Inflation
Focused Bond Fund  1,119,721 251,404 186,653 219,172,775 1,155,041
International Bond Fund (USD
Hedged)  677,966 95,498 86,643 67,687,020 654,533
Dynamic Global Bond Fund  493,145 81,370 61,992 50,773,508 488,441
Emerging Markets Bond Fund  452,169 43,518 63,130 38,474,714 377,437
U.S. Treasury Long-Term Index
Fund  297,227 114,119 49,337 32,985,184 363,827
High Yield Fund  425,006 30,483 76,404 56,730,679 361,374
Floating Rate Fund  242,858 58,910 30,814 28,355,510 268,243
Total Bond Mutual Funds (Cost $ 5,764,569 ) 5,605,949
EQUITY MUTUAL FUNDS 60 .6%
T. Rowe Price Funds:
Value Fund  1,824,524 190,580 173,571 35,690,402 1,607,139
Equity Index 500 Fund  2,181,387 49,811 347,108 12,965,024 1,493,960
Growth Stock Fund (2) 1,665,949 143,833 145,287 13,809,343 1,242,289
International Value Equity Fund  933,477 30,875 115,400 50,698,880 767,074
Overseas Stock Fund  910,069 20,294 111,079 57,359,793 719,865
International Stock Fund  858,140 52,506 114,165 33,162,734 613,842
Mid-Cap Value Fund  519,583 37,595 101,749 11,749,179 398,767
Mid-Cap Growth Fund (2) 429,433 42,769 34,523 3,469,509 358,157
Emerging Markets Stock Fund  447,696 29,637 64,557 6,681,139 281,744
Real Assets Fund  307,319 7,911 29,763 18,678,700 279,247
Small-Cap Value Fund  317,630 22,040 29,052 4,791,680 276,240
Emerging Markets Discovery
Stock Fund  170,734 148,936 11,552 18,906,535 266,582
Small-Cap Stock Fund  323,012 23,346 28,610 4,252,699 266,176
New Horizons Fund (2) 238,504 35,601 36,409 2,696,156 172,042
U.S. Large-Cap Core Fund  122,849 67,093 16,669 4,845,604 159,420
U.S. Equity Research Fund  – 145,420 1,252 3,319,086 138,207
Total Equity Mutual Funds (Cost $ 5,678,392 ) 9,040,751
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  2,169 682,777 682,783 21,563 2,145
Total Other Mutual Funds (Cost $ 2,165 ) 2,145

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 183,042 1,337,832 1,246,195 274,678,802 274,679
Total Short-Term Investments (Cost $ 274,679 ) 274,679
Total Investments in Securities 100.0%
(Cost $11,719,805) $ 14,923,524
Other Assets Less Liabilities (0.0)% (1,268)
Net Assets 100.0% $ 14,922,256
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,299 Russell 2000 E-Mini Index contracts 3/22 (132,790) $ 10,122
Long, 162 S&P 500 E-Mini Index contracts 3/22 35,381 (126)
Net payments (receipts) of variation margin to date (10,450)
Variation margin receivable (payable) on open futures contracts $ (454)

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 5,779 $ (24,082) $ 11,088
Emerging Markets Bond Fund  (4,178) (55,120) 17,010
Emerging Markets Discovery Stock Fund  8,022 (41,536) 4,955
Emerging Markets Stock Fund  51,847 (131,032) 6,511
Equity Index 500 Fund  496,795 (390,130) 21,095
Floating Rate Fund  (323) (2,711) 8,585
Growth Stock Fund  382,313 (422,206) —
High Yield Fund  990 (17,711) 17,769
International Bond Fund (USD Hedged)  8,228 (32,288) 10,555
International Stock Fund  90,114 (182,639) 11,253
International Value Equity Fund  23,270 (81,878) 25,636
Limited Duration Inflation Focused Bond Fund  14,618 (29,431) 45,176
Mid-Cap Growth Fund  64,592 (79,522) —
Mid-Cap Value Fund  60,950 (56,662) 6,501
New Horizons Fund  45,864 (65,654) —
New Income Fund  21,661 (88,140) 29,005
Overseas Stock Fund  42,461 (99,419) 19,286
Real Assets Fund  9,673 (6,220) 7,558
Small-Cap Stock Fund  37,825 (51,572) 1,219
Small-Cap Value Fund  32,336 (34,378) 2,972
Transition Fund  1,236 (18) —
U.S. Equity Research Fund  1,557 (5,961) 543
U.S. Large-Cap Core Fund  12,640 (13,853) 1,414
U.S. Treasury Long-Term Index Fund  (6,526) 1,818 4,948
Value Fund  255,014 (234,394) 22,330
U.S. Treasury Money Fund, 0.14% — — 183
Totals $ 1,656,758 # $ (2,144,739) $ 275,592 +
# Capital gain distributions from mutual funds represented $579,611 of the net realized gain
(loss).
+ Investment income comprised $275,592 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2025 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F157-054Q3 02/22